Loan Payables (Tables)	12 Months Ended
Sep. 30, 2023
Loan Payables [Abstract]
Schedule of Short-Term Bank Loans	Outstanding balances on short-term bank loans consisted of the following:
Institute name	Maturity	Guarantee	Collateral/ earnings	September 30, 2023	September 30, 2022
China Construction Bank	January, 2024	4.25%	Xuezheng Chen	$139,280	$—
China Construction Bank	January, 2023	4.25%	Xuezheng Chen	$-	$140,849